Employee Benefit Plan	12 Months Ended
Dec. 31, 2013
Employee Benefit Plan

13. Employee Benefit Plan

The Company maintains a qualified defined contribution plan under Section 401(k) of the U.S. Internal Revenue Code (the “401(k) Plan”) covering substantially all employees. Employees are eligible to participate in the 401(k) Plan after one day of service and upon attainment of age 21, and may elect to defer an amount or percentage of their annual compensation up to amounts prescribed by law. The Company makes discretionary matching contributions to employee plan accounts. During each of the years ended December 31, 2013, 2012 and 2011, the Company matched 50% of the employees’ contribution, with the match limited to 3% of qualifying compensation. Employee vesting in matching company contributions occurs at a rate of 20% per year after achieving two years of service. Starting in 2014, employees vesting in company contributions will begin after one year of service. During the years ended December 31, 2013, 2012 and 2011, employer matching contributions were $1,339, $1,013 and $857, respectively.